Equity - Additional Information (Detail)											12 Months Ended
	Nov. 26, 2018 $ / shares	Apr. 26, 2018 USD ($) $ / shares	Nov. 29, 2017 $ / shares	Apr. 27, 2017 USD ($) $ / shares	Nov. 24, 2016 USD ($) $ / shares	Sep. 14, 2016 $ / shares shares	Apr. 28, 2016 USD ($) $ / shares	Nov. 24, 2015 $ / shares	Apr. 28, 2015 USD ($) $ / shares	Nov. 25, 2014 $ / shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 01, 2016 shares	Oct. 28, 2016 USD ($)	Sep. 30, 2016	Sep. 28, 2016	Dec. 18, 2015 USD ($) $ / shares shares	Sep. 30, 2015	Sep. 30, 2014
Disclosure Of Shareholders Equity [Line Items]
Issued capital											$ 6,763,204,424		$ 6,763,204,424
Number of shares issued | shares											58,324,975,387
Number Of Shares Outstanding | shares											57,452,641,516		57,452,641,516
Number of treasury shares | shares											872,333,871
Dividends paid, ordinary shares per share | $ / shares		$ 0.00617
Dividends paid, other shares		$ 296,939,208
Enel Distribucin Ro S.A. (ex - Ampla) (Distribution)
Disclosure Of Shareholders Equity [Line Items]
Restricted net assets											$ 1,278,858,000
Enel Distribucin Ceara
Disclosure Of Shareholders Equity [Line Items]
Restricted net assets											111,992,000
Enel Distribucion Peru S.A.
Disclosure Of Shareholders Equity [Line Items]
Restricted net assets											313,578,000
Enel Generacion Peru S.A.
Disclosure Of Shareholders Equity [Line Items]
Restricted net assets											79,242,000
Enel Generacin Per (formerly named Edegel S.A.A.)
Disclosure Of Shareholders Equity [Line Items]
Restricted net assets											$ 1,392,000
Final Dividends
Disclosure Of Shareholders Equity [Line Items]
Dividends paid, other shares									$ 424,712,960
Dividends paid, other shares per share | $ / shares							$ 0.00491		$ 0.00886
Dividends paid, ordinary shares							$ 241,946,275
Board of director
Disclosure Of Shareholders Equity [Line Items]
Dividends paid, ordinary shares per share | $ / shares	$ 0.00134		$ 0.00100		$ 0.00142			$ 0.00174		$ 0.00133
Dividend distribution as percentage of distributable income	15.00%		15.00%													15.00%			15.00%	15.00%
Dividends paid, ordinary shares					$ 81,873,986
Share holders
Disclosure Of Shareholders Equity [Line Items]
Dividends paid, other shares									$ 490,317,886
Dividends paid, other shares per share | $ / shares							$ 0.006019495		$ 0.00998751
Dividends paid, ordinary shares							$ 295,657,660
Endesa Amricas and Chilectra Amricas
Disclosure Of Shareholders Equity [Line Items]
Treasury shares												$ 21,517,199
Number of treasury shares | shares												129,829,692
Chilectra Amricas
Disclosure Of Shareholders Equity [Line Items]
Percentage of shares outstanding						0.91%
Number of Share converted upon merger | shares														4.0
Endesa Americas
Disclosure Of Shareholders Equity [Line Items]
Total tender offer | shares											742,504,179	742,504,179
Value of shares tender offered for merger												$ 118,113,281
Percentage of shares outstanding						10.00%
Number of shares acquired | shares						265,180,064
Cash consideration transferred											$ 118,113,000				$ 118,113,000
Percentage of interest increased						3.23%
Percentage of controlling entities in organization						63.21%
Number of Share converted upon merger | shares														2.8
Endesa Americas | Top of Range
Disclosure Of Shareholders Equity [Line Items]
Percentage of shares outstanding						10.00%
Percentage of shares outstanding						65.00%
Enersis S. A.
Disclosure Of Shareholders Equity [Line Items]
Issued capital																		$ 10,680,663,292
Number of shares issued | shares																		49,092,772,762
Par value per share | $ / shares																		$ 0
Enersis S. A. | Bottom of range
Disclosure Of Shareholders Equity [Line Items]
Voting percentage of investee																	66.66%
Enel Amricas S.A.
Disclosure Of Shareholders Equity [Line Items]
Issued capital																		$ 7,649,477,307
Number of shares issued | shares																		49,092,772,762
Dividends paid, ordinary shares per share | $ / shares		$ 0.00617		$ 0.00501
Dividends paid, other shares				$ 206,452,874
Dividends paid, other shares per share | $ / shares		$ 0.00517		$ 0.00359
Dividends distributed		$ 354,521,675		$ 288,326,860
Enersis Chile
Disclosure Of Shareholders Equity [Line Items]
Issued capital																		$ 3,211,185,985
Number of shares issued | shares																		49,092,772,762
Merger Process
Disclosure Of Shareholders Equity [Line Items]
Treasury shares												$ 139,630,480
Number of treasury shares | shares												872,333,871
American depositary receipts | Endesa Americas
Disclosure Of Shareholders Equity [Line Items]
Share price | $ / shares						$ 300
American depositary shares | Endesa Americas
Disclosure Of Shareholders Equity [Line Items]
Share price | $ / shares						$ 9,000
Number of Share converted upon merger | shares														1.68